NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation, Stock Options, Activity (Tables) - September 30, 2023	Sep. 30, 2023
Warrants
Schedule of Share-based Compensation, Stock Options, Activity

Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2022	16,000,000	$ 0.06	2.17	-
Granted	7,421,544	0.05	4.31	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2023	23,421,544	$ 0.06	2.34	$ -

Vested and expected to vest at September 30, 2023	23,421,544	$ 0.06		$ -

Exercisable at September 30, 2023	23,421,544	$ 0.06		$ -

Omnibus Stock Grant And Option Plan
Schedule of Share-based Compensation, Stock Options, Activity

The following summary of options activity for the three months ended September 30, 2023 is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2022	3,850,000	$ 0.05	2.84	10,588
Granted	750,000	0.05	3.67	2,063
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2023	4,600,000	$ 0.05	2.59	$ 12,650

Vested and expected to vest at September 30, 2023	4,600,000	$ 0.05		$ 12,650
Exercisable at September 30, 2023	4,600,000	$ 0.05		$ 12,650